Document and Entity Information	Mar. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2026
Entity Registrant Name	TPI Composites, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37839
Entity Tax Identification Number	20-1590775
Entity Address Address Line 1	9200 E. Pima Center Parkway, Suite 250
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85258
City Area Code	480
Local Phone Number	305-8910
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	TPICQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001455684